                              D O D G E  &  C O X

                                  Stock Fund
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                                  Dodge & Cox
                              Investment Managers
                                   35th Floor
                               One Sansome Street
                                 San Francisco
                                California 94104
                                 (415) 981-1710

                            For Fund literature and
                           information, please call:
                                 (800) 621-3979

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                              D O D G E  &  C O X
--------------------------------------------------------------------------------
                                   Stock Fund

                                Established 1965
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                                Quarterly Report
                               September 30, 1996



                                     1996

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

                              D O D G E  &  C O X
======================================---=======================================
                                   Stock Fund

                        Portfolio of Investments                                                               September 30, 1996
                        ----------------------------------------------------------------------------------------------------------
                           SHARES                                                                                    MARKET VALUE
COMMON                  CONSUMER:  21.9%
STOCKS:                   1,596,600                    Dayton-Hudson Corp.........................................  $ 52,687,800
92.4%                       545,000                    Dillard Department Stores, Inc. Class A....................    17,576,250
                            320,000                    Fleming Cos., Inc..........................................     5,560,000
                            695,300                    Ford Motor Co..............................................    21,728,125
                            601,900                    Fruit of the Loom, Inc.....................................    18,658,900
                          1,060,000                    General Motors Corp........................................    50,880,000
                            356,500                    Genuine Parts Co...........................................    15,596,875
                            675,000                    James River Corp. of Virginia..............................    18,646,875
                          2,000,000                    Kmart Corp.................................................    20,500,000
                          1,028,700                    Masco Corp.................................................    30,861,000
                            549,200                    Melville Corp..............................................    24,233,450
                            780,000                    Nordstrom, Inc.............................................    29,689,140
                            270,000                    Procter & Gamble Co........................................    26,325,000
                            405,000                    Sony Corp. ADR.............................................    25,768,125
                            119,000                    Unilever NV................................................    18,757,375
                            286,200                    VF Corp....................................................    17,207,775
                            491,300                    Whirlpool Corp.............................................    24,872,063
                                                                                                                    ------------
                                                                                                                     419,548,753
                        FINANCE:  18.0%
                            910,000                    American Express Co........................................    42,087,500
                            192,000                    American International Group, Inc..........................    19,344,000
                            363,000                    BankAmerica Corp...........................................    29,811,375
                            640,000                    Barnett Banks, Inc.........................................    21,600,000
                            620,000                    Chubb Corp.................................................    28,520,000
                            477,000                    Citicorp...................................................    43,228,125
                            138,000                    General Re Corp............................................    19,561,500
                            600,000                    Golden West Financial Corp.................................    35,025,000
                             77,000                    Lehman Brothers Holdings, Inc..............................     1,963,500
                            303,000                    Morgan (J.P.) & Co.........................................    26,929,125
                            550,000                    Norwest Corp...............................................    22,481,250
                            388,000                    Republic New York Corp.....................................    26,820,500
                            465,000                    The St. Paul Cos., Inc.....................................    25,807,500
                                                                                                                    ------------
                                                                                                                     343,179,375
                        ELECTRONICS AND COMPUTERS:  10.4%
                          1,037,000                    Digital Equipment Corp.....................................    37,072,750
                            598,000                    Hewlett-Packard Co.........................................    29,152,500
                            386,000                    International Business Machines Corp.......................    48,057,000
                            336,400                    Motorola, Inc..............................................    17,366,650
                          1,000,000                    National Semiconductor Corp................................    20,125,000
                            596,600                    Sybase, Inc................................................     8,912,011
                          1,050,600                    Tandem Computers, Inc......................................    11,293,950
                            496,000                    Texas Instruments, Inc.....................................    27,342,000
                                                                                                                    ------------
                                                                                                                     199,321,861

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                              D O D G E  &  C O X
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                                   Stock Fund

                        Portfolio of Investments                                                              September 30, 1996
                      -----------------------------------------------------------------------------------------------------------
                             SHARES                                                                                 MARKET VALUE
COMMON                  BASIC INDUSTRY:  9.9%
STOCKS                      571,000                    Aluminum Co. of America.................................     $ 33,689,000
(Continued)                 551,600                    Boise Cascade Corp......................................       18,754,400
                            393,000                    Champion International Corp.............................       18,028,875
                             38,500                    Crown Vantage, Inc......................................          459,613
                            464,000                    Dow Chemical Co.........................................       37,236,000
                            666,000                    International Paper Co..................................       28,305,000
                            305,000                    Lubrizol Corp...........................................        8,768,750
                            544,000                    Nalco Chemical Co.......................................       19,720,000
                            521,000                    Weyerhaeuser Co.........................................       24,031,125
                                                                                                                    ------------
                                                                                                                     188,992,763
                        ENERGY:  8.3%
                            638,200                    Amerada Hess Corp.......................................       33,744,825
                            308,000                    Chevron Corp............................................       19,288,500
                             58,000                    Exxon Corp..............................................        4,828,500
                            239,000                    Halliburton Co..........................................       12,338,375
                             63,000                    Mobil Corp..............................................        7,292,250
                            560,000                    Phillips Petroleum Co...................................       23,940,000
                            141,000                    Royal Dutch Petroleum Co................................       22,013,625
                            145,000                    Schlumberger Ltd........................................       12,252,500
                            293,000                    Union Pacific Resources Group, Inc......................        8,204,000
                            231,700                    Western Atlas, Inc......................................       14,423,325
                                                                                                                    ------------
                                                                                                                     158,325,900
                        BUSINESS PRODUCTS AND SERVICES:  5.7%
                          1,121,300                    Donnelley (R.R.) & Sons Co..............................       36,161,925
                            492,200                    Dow Jones & Co..........................................       18,211,400
                            436,800                    Federal Express Corp....................................       34,616,400
                            390,000                    Xerox Corp..............................................       20,913,750
                                                                                                                    ------------
                                                                                                                     109,903,475
                        PUBLIC UTILITIES:  5.3%
                            601,500                    BCE, Inc................................................       25,714,125
                            108,000                    Carolina Power & Light Co...............................        3,726,000
                            649,000                    Edison International....................................       11,600,875
                            296,900                    FPL Group, Inc..........................................       12,840,925
                            579,600                    Pacific Enterprises.....................................       17,532,900
                            370,000                    Texas Utilities Co......................................       14,661,250
                            961,300                    TransCanada PipeLines Ltd...............................       15,500,963
                                                                                                                    ------------
                                                                                                                     101,577,038
                        CAPITAL EQUIPMENT:  3.3%
                            418,000                    Caterpillar, Inc........................................       31,506,750
                            745,600                    Deere & Co..............................................       31,315,200
                                                                                                                    ------------
                                                                                                                      62,821,950
                        TRANSPORTATION:  3.2%
                          1,110,000                    Canadian Pacific Ltd....................................       25,668,750
                            491,000                    Union Pacific Corp......................................       35,965,750
                                                                                                                    ------------
                                                                                                                      61,634,500

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                              D O D G E  &  C O X
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                                   Stock Fund

                        Portfolio of Investments                                                              September 30, 1996
                      -----------------------------------------------------------------------------------------------------------
                             SHARES                                                                                 MARKET VALUE
COMMON                  DIVERSIFIED TECHNOLOGY:  3.0%
STOCKS                      625,000                    Corning, Inc...........................................    $   24,375,000
(Continued)                  18,600                    Imation Corp...........................................           455,700
                            186,000                    Minnesota Mining & Manufacturing Co....................        12,996,750
                            251,100                    Raychem Corp...........................................        18,832,500
                                                                                                                  --------------
                                                                                                                      56,659,950
                        PHARMACEUTICAL AND HEALTH:  2.5%
                            190,000                    Pfizer, Inc............................................        15,033,750
                            372,650                    Pharmacia & Upjohn, Inc................................        15,371,813
                            300,000                    SmithKline Beecham plc ADR.............................        18,262,500
                                                                                                                  --------------
                                                                                                                      48,668,063
                        MISCELLANEOUS:  0.9%
                            474,300                    Meditrust..............................................        16,422,638
                                                                                                                  --------------
                                                             Total Common Stocks (cost $1,355,193,488)........     1,767,056,266
                                                                                                                  --------------
PREFERRED               CONSUMER:  0.3%
STOCKS:                      64,100                    Kmart Financing I, 7 3\4% Trust Convertible Preferred..         3,132,888
0.3%                         90,092                    Times Mirror Co. Conversion Preferred Series B.........         2,387,438
                                                                                                                  --------------
                                                             Total Preferred Stocks (cost $5,141,755).........         5,520,326
                                                                                                                  --------------
                          PAR VALUE
SHORT-TERM              $ 2,590,000                    Eli Lilly & Co., Variable Demand Note 5.02%, 1996......         2,590,000
INVESTMENTS:             35,508,004                    General Mills, Inc., Variable Demand Note 5.19%, 1996..        35,508,004
6.7%                     33,077,521                    Pitney Bowes Credit Corp., Variable Demand Note 5.19%,.1996    33,077,521
                         25,663,937                    Sara Lee Corp., Variable Demand Note 5.17%, 1996.......        25,663,937
                         20,896,991                    Southwestern Bell Telephone Co., Variable Demand Note 5.17%,
                                                        1996..................................................        20,896,991
                          3,409,913                    Warner Lambert Co., Variable Demand Note 5.17%, 1996...         3,409,913
                          5,750,909                    Wisconsin Electric Power Corp., Variable Demand Note 5.24%,
                                                        1996..................................................         5,750,909
                                                                                                                  --------------
                                                             Total Short-Term Investments (cost $126,897,275).       126,897,275
                                                                                                                  --------------
                        TOTAL INVESTMENTS (cost $1,487,232,518).......   99.4%                                     1,899,473,867
                        OTHER ASSETS LESS LIABILITIES.................    0.6                                         12,007,839
                                                                        -----                                     --------------
                        TOTAL NET ASSETS..............................  100.0%                                    $1,911,481,706
                                                                        =====                                     ==============

                        Capital shares outstanding 25,466,499                                   Net asset value per share $75.06
                        (par value $1.00 each)

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                              D O D G E  &  C O X
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                                   Stock Fund

Condensed Statement of Operations
--------------------------------------------------------------------------------
For the Nine Months Ended September 30, 1996
Investment income................................................ $  28,239,505
Expenses.........................................................     7,045,974
                                                                  -------------
Net investment income............................................ $  21,193,531
                                                                  =============
Net realized gain from security transactions
 (based on identified cost).....................................  $  27,806,030
Change in unrealized appreciation of investments................    125,014,121
                                                                  -------------
Net realized and unrealized gain on investments.................  $ 152,820,151
                                                                  =============

Condensed Financial Information
--------------------------------------------------------------------------------
                             Net Asset Value Per Share  Distributions Per Share
                             -------------------------  -----------------------
Year Ended                                                              Capital
December 31        Net Assets      Actual     Adjusted*       Income      Gains
--------------------------------------------------------------------------------
1986           $   45,062,188      $31.66      $ 35.62        $  .94     $ 3.90
1987               67,466,098       32.94        38.80          1.03       1.58
1988               81,579,776       35.26        42.84          1.07       1.11
1989              125,161,597       42.57        52.74          1.23        .82
1990              172,969,111       38.79        48.41          1.35        .28
1991              281,296,392       44.85        57.14          1.24        .87
1992              335,922,835       48.37        61.82          1.11        .16
1993              435,895,275       53.23        71.70          1.04       2.84
1994              543,475,451       53.94        73.90          1.15        .89
1995            1,227,927,343       67.83        96.66          1.26       2.66
1996 (9/30)     1,911,481,706       75.06       107.19           .94**      .15
                                                              ------     ------
                                                              $12.36     $15.26
                                                              ======     ======

 * Adjusted for assumed reinvestment of capital gains distributions.
** During the quarter, a distribution of $.32 per share from net investment income was paid to shareholders of record September 17, 1996.

Average annual total returns for periods ended September 30, 1996         1 Year        5 Years         10 Years        20 Years
--------------------------------------------------------------------------------------------------------------------------------
Dodge & Cox Stock Fund                                                    16.53%        16.37%          15.26%          15.34%
S&P 500 Index                                                             20.32         15.22           14.99           14.26

The Fund's total returns include the reinvestment of dividend and capital gains distributions. The S&P 500 Index is a broad-based, unmanaged measure of common stocks. Index returns include dividends and, unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold.

                                    *  *  *
The financial information has been taken from the records of the Fund and has not been audited by our independent accountants, who do not express an opinion thereon. The financial statements of the Fund will be subject to audit by our independent accountants as of the close of the calendar year.

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                              D O D G E  &  C O X
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                                   Stock Fund


Officers and Directors
--------------------------------------------------------------------------------


John A. Gunn, President and Director
President, Dodge & Cox

W. Timothy Ryan, Secretary-Treasurer
and Director
Senior Vice-President, Dodge & Cox

Katherine Herrick Drake, Assistant
Secretary-Treasurer and Director
Vice-President, Dodge & Cox

Harry R. Hagey,  Director
Chairman & CEO, Dodge & Cox

Thomas M. Mistele, Assistant
Secretary-Treasurer
General Counsel, Dodge & Cox

Max Gutierrez, Jr., Director
Partner, Brobeck, Phleger & Harrison, Attorneys

Frank H. Roberts, Director
Retired Partner, Pillsbury, Madison & Sutro, Attorneys

John B. Taylor, Director
Professor of Economics, Stanford University

Will C. Wood, Director
Principal, Kentwood Associates, Financial Advisers

--------------------------------------------------------------------------------

MANAGERS
Dodge & Cox
One Sansome Street, 35th Floor
San Francisco, California 94104
Telephone (415) 981-1710

CUSTODIAN & TRANSFER AGENT
Firstar Trust Company
P. O. Box 701
Milwaukee, Wisconsin 53201-0701
Telephone (800) 621-3979

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
San Francisco, California

LEGAL COUNSEL
Heller, Ehrman, White & McAuliffe
San Francisco, California


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless it is accompanied by a current prospectus.

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                              D O D G E  &  C O X
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                                   Stock Fund





                       THIS PAGE INTENTIONALLY LEFT BLANK






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                                  DODGE & COX
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                                  Stock Fund



                   General Information
                   -------------------------------------------------------------

Dodge & Cox        The Fund enables investors to obtain the benefits of
Stock Fund         experienced and continuous investment supervision. The Fund is invested in a broadly diversified and carefully selected list of common stocks to provide shareholders with an opportunity for long-term growth of principal and income.

Investment         Since 1930, Dodge & Cox has been providing professional
Manager            investment management for individuals, trustees,
                   corporations, pension and profit-sharing funds, and charitable institutions. In addition, Dodge & Cox manages the Dodge & Cox Balanced Fund and the Dodge & Cox Income Fund.
                   Dodge & Cox is not engaged in the brokerage business nor in the business of dealing in or selling securities.

No Sales Charge    There are no commissions on the purchase or redemption of
                   shares of the Fund.

Gifts Dodge & Cox Stock Fund shares provide a convenient method for making gifts to children and to other family members. Fund shares may be held by an adult custodian for the benefit of a minor under a Uniform Gifts/Transfers to Minors Act. Trustees and guardians may also hold shares for a minor's benefit.

Reinvestment       Shareholders may direct that dividend and capital gains
Plan               distributions be reinvested in additional Fund shares.

Automatic          Shareholders may make regular monthly or quarterly
Investment Plan    investments of $100 or more through automatic deductions from their bank accounts.

Withdrawal Plan    Shareholders owning $10,000 or more of the Fund's shares may elect to receive periodic monthly or quarterly payments of at least $50. Under the plan, all dividend distributions are automatically reinvested at net asset value with the periodic payments made from the proceeds of the redemption of sufficient shares.

                   The above plans are completely voluntary and involve no service charge of any kind.

IRA Plan The Fund has available an Individual Retirement plan (IRA) for shareholders of the Fund.



                   Fund literature and details on all of these plans are available from the Fund upon request.

                   Dodge & Cox Stock Fund
                   c/o Firstar Trust Company
                   P.O. Box 701
                   Milwaukee, Wisconsin 53201-0701
                   Telephone (800) 621-3979


=====================================----=======================================

                                  DODGE & COX
================================================================================

                                  Stock Fund


Dear Shareholder                                                    October 1996

The Dodge & Cox Stock Fund had a total return of 2.3% for the quarter ended September 30, 1996. This result compares with a total return of 3.1% for the Standard & Poor's 500 Index (S&P 500). For the first nine months of 1996, the Stock Fund returned 12.3%, compared to 13.5% for the S&P 500. Returns for longer time periods are presented in the box below.

--------------------------------------------------------------------------------
                          Average Annual Total Return

For periods ended September 30, 1996      1 Year   5 Years   10 Years  20 Years
--------------------------------------------------------------------------------
Dodge & Cox Stock Fund                    16.53%   16.37%     15.26%    15.34%
S&P 500                                   20.32    15.22      14.99     14.26

The Fund's total returns include the reinvestment of dividend and capital gain distributions. The S&P 500 (a broad-based, unmanaged measure of common stocks) returns include reinvested dividends, and unlike Fund returns, do not reflect fees or expenses. Past performance does not guarantee future results. Investment return and share price will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

Performance Review

For the first nine months of 1996, the Fund provided a strong total return, but lagged the return of the S&P 500. Some of the differential in returns can be explained by the combination of the Fund's operating expenses and a modest cash position (7.3% at September 30, 1996). Holdings in the banking, capital equipment, diversified technology and consumer non-durables industries performed well relative to the overall equity market. While IBM was one of the top performing stocks in the Fund, the Fund's equity holdings in the electronics/computer sector lagged the market, as did the Fund's consumer durables and insurance stocks. Retail stocks have also been some of the Fund's strongest holdings year-to-date, although, as a group, they lagged the S&P 500 in the third quarter. The Fund's return relative to the S&P 500 in the third quarter was also hampered by its underweighted position in consumer products and health care companies.

Cycle Sensitive Stocks

Our equity investment philosophy remains unchanged: we look at stock price in relation to our analysis of a company's earnings prospects over the next three to five years, focusing on individual companies, rather than "top-down" macroeconomic or sector analysis. Using this "bottom-up" approach, we have invested in many companies in "cycle sensitive" industries. At quarter-end, 43% of the Fund was invested in this sector, compared to 30% of the S&P 500.

The Fund's 29 holdings in this broadly diversified sector include companies in the technology, industrial commodities, transportation, consumer durables and capital equipment industries. At September 30, 1996, the five largest stock positions in this category were General Motors, IBM, Digital Equipment, Union Pacific and Dow Chemical. Further illustrating our belief in the potential of companies in this area is a new position in Ford Motor Co., which was purchased in the Fund in the third quarter. At $32, Ford trades at less than 10 times our 1996 earnings estimate and yields 4.9% on the current dividend.

Many companies in the cycle sensitive sector have depressed valuations relative to the market. Many investors are worried about the longevity of the current U.S. business cycle, since it is 5 1/2 years old. We believe it is difficult to


================================================================================
Dodge & Cox       One Sansome Street       San Francisco, California       94104

                                  DODGE & COX
=====================================----=======================================

                                  Stock Fund


forecast recessions and, based on our three to five year investment horizon, believe that stock prices of many cycle sensitive companies appear attractive. In addition, many companies in this area have substantial revenues outside of the United States. For example, IBM, Digital Equipment and Dow Chemical have 62%, 65% and 55% of their sales overseas, respectively. Even General Motors derives approximately one fourth of its revenues from foreign markets. The world economy is integrating, and U.S. companies have a substantial stake overseas--the domestic business cycle is only one factor among many to be considered. The Fund's stocks in this sector are impacted by very different cycles; for instance, Deere is affected by global agricultural equipment spending and Weyerhaeuser by worldwide paper and forest products pricing.

In Closing

Thank you for your continued confidence in the Dodge & Cox Stock Fund. As always, we welcome your comments and questions.


                                  Dodge & Cox



=====================================----=======================================
Dodge & Cox       One Sansome Street       San Francisco, California       94104